COVER PAGE	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Ermenegildo Zegna N.V.
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2024
Entity Central Index Key	0001877787
Amendment Flag	false